Accrued Liabilities	3 Months Ended
Mar. 31, 2023
Payables and Accruals [Abstract]
Accrued Liabilities

NOTE 9 – Accrued Liabilities

Accrued liabilities consisted of the following (in thousands):

	Successor	Predecessor
	March 31, 2023	December 31, 2022
Insurance premiums and accrued interest	$538	$-
Related party promissory note	20	-
Income tax payables	57	-
Related party payable	1,155	-
Accrued compensation and benefits	650	586
Accrued bonus and commissions	192	422
Accrued rent	3	559
Accrued other	561	83
Accrued sales and other indirect taxes payable	6	86
Accrued liabilities	$3,182	$1,736

Financed Director & Officers Insurance

The Company entered into a Directors & Officers (“D&O”) insurance agreement with Oakwood D&O Insurance, effective on March 14, 2023. The agreement states that the Company will pay a total of $671 thousand in premiums at an annual percentage rate of 8%. The first of nine monthly separate installment payments begin on April 14, 2023. The Company paid a down payment on the policy of $134 thousand. As of March 31, 2023 (Successor) the Company currently owes $538 thousand on the D&O insurance policy.

Related Party Liabilities

As of March 31, 2023, the Company’s related party liabilities consisted of a promissory note payable to the KINS sponsor in the amount of $20 thousand for working capital. As of March 31, 2023, accrued liabilities include an estimate of approximately $1,045 thousand due to Inpixon by CXApp resulting from an agreement to reimburse Inpixon (subject to review and acceptance by the Company) for certain transaction related costs incurred by Inpixon on behalf of KINS prior to March 14, 2023. This amount is subject to an ongoing review and evaluation by the Company. Additionally, as of March 31, 2023, accrued liabilities include (i) $30 thousand for estimated costs related to transition services provided by Inpixon to CXApp and (ii) $80 thousand of reimbursable expenses incurred by Inpixon on behalf of CXApp during the period from March 15, 2023 to March 31, 2023.

In connection with a distribution of CXApp securities by KINS Capital LLC, Inpixon is entitled to acquire 2,500,000 CXApp Private Placement Warrants, which reflects Inpixon’s existing indirect interests in CXApp.